Subsequent Events	3 Months Ended
Jul. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

15.	Subsequent Events:

On September 6, 2012, the Company entered into a $125,000 Demand Promissory Note (“Note”) with Petro River. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

On October 3, 2012, the Company entered into a $100,000 Demand Promissory Note (“Note”) with Petro River. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

On November 8, 2012, the Company entered into a $350,000 Demand Promissory Note (“Note”) with Petro River. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

During September 2011 and, again, in August 2012, the Company was cease traded by the Alberta and British Columbia Securities Commissions for failure to file certain financial information. The Company made the required filings with regard to the 2011 cease trade orders and the Alberta and British Columbia cease trade orders were rescinded. The Company has made the required filings with regard to the 2012 cease trade orders and believes that the Alberta and British Columbia cease trade orders will be rescinded. However, as of the date of the filing of this report the cease trade orders have not been rescinded and no assurances can be given as to when or if they will be rescinded. Until these cease trade orders are rescinded the Company’s ability to raise capital is significantly restricted.

Effective September 12, 2012, the Company’s authorized capital consisted of 2,250,000,000 shares of common stock, par value $0.00001 per share, and 5,000,000 shares of preferred stock, par value $0.00001 per share. The shares of preferred and common stock are retrospectively restated on the accompanying condensed consolidated financial statements.

On September 11, 2012, the Company re-organized under the laws of the State of Delaware. Prior to September 11, 2012, and at April 30, 2012, the Company was organized under the laws of Alberta, Canada.

In September of 2011, Petro shut in all operations in Missouri, having been unable to secure sufficient funding on commercially acceptable terms to follow through to commercially successful exploitation of its Missouri reserves. Since that time, the Corporation has actively sought sources of financing, joint ventures, partnerships or other arrangements to allow it to follow through to commercially successful exploitation of its Missouri reserves. In October 2012, as part of a production sharing agreement with Houston based company, hot gas injection has been initiated in one seven well pattern at Petro’s Grassy Creek project. For the six month period of the test, Petro assigned to the consulting firm exclusive access to its wells and facilities on the 320 acre Grassy Geek lease for purposes of the test.

Subsequent to the preparation of our Reserves Evaluation Report by GLJ Petroleum Consultants on August 2, 2012, the Corporation held a special meeting of shareholders on September 7, 2012. At that meeting shareholders elected a five member Board of Directors of which four were new to the Board and one was a member of the previous Board. At that meeting shareholders approved the continuance of the Corporation from Alberta to Delaware, as well as a change of name from Gravis Oil Corporation to Petro River Oil Corporation. During the fall of 2011, the Company determined that it did not have sufficient capital to continue development of operation so it suspended all such operations at that time. The Corporation determined that in the absence of a definite source of funds to re-start the Missouri projects in the foreseeable future, it would record an impairment of value of the Missouri properties of US $15,218,209 resulting in a remaining book value of US $950,000. It is the Corporation’s view and that the Reserves Report prepared by GJL is valid as at April 30, 2012, but that in light of subsequent events and if sufficient financing is not arranged to restart operations at full scale by April 30, 2013, a further downward revision of reserves may be recorded as at April 30, 2013.